Trade and other receivables (Details 1) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables	$ 6,912	$ 9,179
Expected credit losses	(1,523)	(1,613)
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	4,972	6,948
Expected credit losses	(34)	(34)
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	198	472
Expected credit losses	(32)	(43)
Later than three months and not later than six months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	97	19
Expected credit losses	(19)	(10)
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	29	63
Expected credit losses	(25)	(57)
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,616	1,677
Expected credit losses	$ (1,413)	$ (1,469)